Related Party Transactions (Details) - Related Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Beginning balance	$ 20,041	$ 20,347
New loans	4,394	1,726
Repayments	(2,212)	(2,032)
Ending balance	$ 22,223	$ 20,041